SHARE BASED PAYMENTS (Details Narrative)				12 Months Ended
	Dec. 21, 2020 shares $ / shares	Dec. 10, 2020 shares	Dec. 10, 2020 Integer	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 AUD ($) shares
IfrsStatementLineItems [Line Items]
Expenses arising from share-based payments | $				$ 125,500		$ 437,508		$ 714,577
Number of performance rights cancelled / forfeited				0		0
Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Expenses arising from share-based payments | $				$ (101,043)		$ 101,043
Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Expenses arising from share-based payments | $				34,368		$ 26,459
Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Expenses arising from share-based payments | $				27,739		$ 16,719
Employee Stock Option [member]
IfrsStatementLineItems [Line Items]
Number of options issued	12,850,000
Option exercise price | $ / shares	$ 0.008
Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Expenses arising from share-based payments | $				62,107		$ 43,178
Consecutive share price | $ / shares							$ 0.012
Performance hurdles, description						The performance rights for key management personnel vest and are exercisable upon the Share price reaching A$0.016 while or greater for more than 15-day consecutive ASX trading days		The Class A Performance Rights vest and are exercisable upon the Share price reaching A$0.012 or greater for more than 10-day consecutive ASX trading days.
Class A Performance Rights [member] | Dr Lindsay Wakefield [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		5,000,000	5,000,000					3,750,000
Expenses arising from share-based payments | $						$ 4,010		$ 9,625
Class A Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		7,500,000						6,250,000
Expenses arising from share-based payments | $						6,684		$ 16,042
Class A Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		7,500,000						5,000,000
Expenses arising from share-based payments | $						$ 5,347		$ 12,833
Class A Performance Rights [member] | Mr Nicholas Burrows [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		5,000,000	5,000,000
Class A Performance Rights [member] | Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Class A Performance Rights [member] | Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Class A Performance Rights [member] | Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Class B Performance Rights [member]
IfrsStatementLineItems [Line Items]
Consecutive share price | $ / shares							0.014
Performance hurdles, description								The Class B Performance Rights vest and are exercisable upon the Share price reaching A$0.014 or greater for more than 10-day consecutive ASX trading days and sales commence on the Consumer Initiated Testing (CIT) platform in either Australia or the United States of America.
Class B Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class B Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class C Performance Rights [member]
IfrsStatementLineItems [Line Items]
Performance hurdles, description								The Class C Performance Rights vest and are exercisable upon a minimum of 4,000 tests being processed in any 12-month period or the market cap of the Company reaching A$100 million or above and being sustained for more than 10 consecutive ASX trading days, whichever happens sooner.
Class C Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class C Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued		25,000,000
Class D Performance Rights [member]
IfrsStatementLineItems [Line Items]
Consecutive share price hurdle								15 days
Consecutive share price | $ / shares							0.016
Performance hurdles, description								The Class D Performance Rights vest and are exercisable upon the Share price reaching A$0.016 or greater for more than 15-day consecutive ASX trading days.
Class D Performance Rights [member] | Mr. Simon Morries [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued								60,000,000
Class E Performance Rights [member]
IfrsStatementLineItems [Line Items]
Expected life of an option								2 years
Performance hurdles, description								The Class E Performance Rights vest and are exercisable upon the first commercial sale of the Company’s COVID-19 risk test with IBX (Infinity BioLogix)
Class E Performance Rights [member] | Mr. Stanley Sack [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						3,937,500		3,937,500
Expenses arising from share-based payments | $						$ 35,438
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Option exercise price | $ / shares					$ 0.0		$ 0.0
Number of performance rights issued		125,000,000
Expenses arising from share-based payments | $				125,500		$ 437,508		$ 622,725
Consecutive share price hurdle						15 days
Consecutive share price | $ / shares					$ 0.016
Risk-free interest rate								0.111%
Expected life of an option						3 years		3 years
Expected volatility								158.23%
Performance Rights [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility						149.00%
Performance Rights [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility						161.00%
Performance Rights [member] | Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Performance Rights [member] | Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Performance Rights [member] | Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						20,000,000
Class A and B Performance Rights [member]
IfrsStatementLineItems [Line Items]
Consecutive share price hurdle								10 days
Other Performance Rights [Member]
IfrsStatementLineItems [Line Items]
Expected life of an option						2 years
Classa Performance Rights One [member]
IfrsStatementLineItems [Line Items]
Number of performance rights issued						40,000,000
Expenses arising from share-based payments | $				$ (101,043)		$ 101,043
Performance hurdles, description								The Class A Performance Rights vest and are exercisable upon the Share price reaching A$0.02 or greater for more than 10-day consecutive ASX trading days.